Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Loss (Income) Before Taxes on Income	Loss (income) before taxes on income consists of the following:
	Year ended December 31
	2023	2022	2021

Domestic	$714	$1,293	$1,104
Foreign operations (Beamr Inc and Imaging RU)	(58)	(97)	(204)
	656	1,196	900

Schedule of Deferred Income Taxes Reflect the Net Tax Effects of Net Operating Loss	Deferred income taxes reflect the net tax effects of net operating loss and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:
	As of December 31
Composition of deferred tax assets:	2023	2022

Net operating loss and capital losses carry-forward	$6,704	$6,343
Research and development credits	397	438
Vacation accrual	44	48
Net deferred tax asset before deferred tax liabilities and valuation allowance	7,145	6,829

Valuation allowance	(7,145)	(6,829)
Net deferred tax assets	$-	$-